Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Total income tax expense (benefit)	$ (8,623,000)	$ (1,504,000)	$ 25,608,000	$ 33,879,000	$ (14,767,000)
Depreciation and amortization	34,337,000	29,512,000	134,053,000	113,017,000	112,136,000
Decrease in valuation allowance			2,000,000	1,700,000
Non-cash pretax impairment charge relating to AADU rigs in Alaska			0	0	170,000,000
Increased valuation allowance					2,500,000
Liability for unrecognized tax benefits	12,400,000	10,000,000	12,209,000	10,030,000
Unrecognized tax benefits	5,600,000	3,200,000	5,400,000
Accrued interest and penalties related to uncertain tax positions			7,900,000	7,000,000
Increase of interest			900,000
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Total income tax expense (benefit)				1,700,000
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Reclassifications				1,300,000	5,600,000
Federal And State Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Total income tax expense (benefit)					(60,900,000)
Mexico [Member] | Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Total income tax expense (benefit)			(3,300,000)
ALASKA [Member]
Income Tax Disclosure [Line Items]
Depreciation and amortization			$ 20,900,000	$ 7,700,000